Note 8 - Stockholders' Equity (Details Textual)								3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 04, 2019 USD ($) shares	Aug. 06, 2019 USD ($) $ / shares shares	Aug. 06, 2019 USD ($) $ / shares shares	Aug. 02, 2019 $ / shares shares	Jul. 05, 2019 USD ($) shares	Jun. 06, 2019	Dec. 24, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Aug. 05, 2019 $ / shares
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.001	$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.75	$ 6.36	$ 6.36		$ 6.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,666,666
Class of Warrant or Right, Issued During Period									2,139,512
Common Stock, Shares, Issued, Total							5,333,332	6,825,183	6,825,183		4,845,697	38,218,660
Sale of Stock, Price Per Share | $ / shares							$ 0.75
Proceeds from Issuance of Common Stock and Warrants | $							$ 3,800,000		$ 9,260,000		$ 3,800,000
Payments of Stock Issuance Costs | $							$ 200,000				$ 200,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio						9
Conversion of Convertible Notes to Units [Member]
Debt Conversion, Original Debt, Amount | $			$ 633,000		$ 52,000
Debt Conversion, Converted Instrument, Shares Issued			210,887		521,000
Interest Expense, Debt, Total | $								$ 112,000
Amortization of Debt Discount (Premium) | $								$ 104,000
Convertible Promissory Note [Member]
Proceeds from Convertible Debt | $					$ 625,000
Debt Instrument, Interest Rate, Stated Percentage					14.00%
Debt Conversion, Original Debt, Discount of Securities Offered					50.00%
Underwriters [Member]
Proceeds from Issuance or Sale of Equity, Total | $	$ 420,000
Stock Issued During Period, Shares, New Issues	75,000
Class of Warrant or Right, Issued During Period	250,000
Underwriting Discounts and Commissions | $	$ 32,000
Warrants Issued to Underwriters [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 6.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				11,958
Public Offering [Member]
Number of Units Offered to Sale				1,666,667
Number of Common Stock in Each Unit				1
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001
Number of Common Stock Called by Each Unit				1
Number of Warrants in Each Unit				1
Unit Offering Price | $ / shares				$ 6
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 6.30
Warrants and Rights Outstanding, Term				5 years
Underwriters, Additional Common Shares Authorized to Purchase				250,000
Underwriters, Additional Warrants Authorized to Purchase				250,000
Proceeds from Issuance or Sale of Equity, Total | $		$ 8,840,000
Private Placement Unit [Member]
Number of Common Stock in Each Unit		1	1
Number of Common Stock Called by Each Unit		1	1
Number of Warrants in Each Unit		1	1
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 3	$ 3											$ 8